Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 359,912	$ 480,443	$ 73,990
Restricted cash	13,266	12,278	7,378
Accounts receivable	777	461	1,279
Inventories	28,605	26,817	23,288
Prepayments and other current assets	13,082	16,672	4,195
Due from related party, net	0	0	8,967
Total current assets	415,642	536,671	119,097
Property, plant, and equipment, net	56,027	49,333	34,214
Right-of-use asset	16,120	16,927
Other non-current assets	3,187	2,615	2,728
Total assets	490,976	605,546	156,039
Current liabilities
Accounts payable	8,228	7,038	7,217
Current portion of operating lease obligation	2,049	2,354
Current portion of finance lease obligation	113	47
Current portion of finance lease obligation			56
Current portion of long-term debt	310	0	0
Accrued liabilities	20,810	22,277	18,166
Customer deposits	81,734	83,362	80,883
Due to related parties, net	454	767	0
Total current liabilities	113,698	115,845	106,322
Deferred rent	0	0	8,158
Operating lease obligation, net of current portion	20,968	21,867
Financing lease obligation, net of current portion	275	274
Long-term debt, net of current portion	620	0	0
Other non-current liabilities	1,177	0	0
Total liabilities	136,738	137,986	114,480
Commitments and contingencies (Note 15)
Stockholders' Equity
Net parent investment	0	0	41,477
Preferred stock, $0.0001 par value; 10,000,000 authorized; none issued and outstanding	0	0	0
Common stock, $0.0001 par value; 700,000,000 shares authorized; 210,403,856, 196,001,038 and 0 shares issued and outstanding as of June 30, 2020, December 31, 2019 and 2018, respectively	21	20	0
Additional paid-in capital	598,337	589,158	0
Accumulated deficit	(244,125)	(121,677)	0
Accumulated other comprehensive income	5	59	82
Total stockholders' equity	354,238	467,560	41,559
Total liabilities and stockholders' equity	$ 490,976	$ 605,546	$ 156,039